Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-4
Entity Registrant Name	KENSINGTON CAPITAL ACQUISITION CORP. IV
Entity Central Index Key	0001899287
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false